CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2021
CASH AND DUE FROM BANKS [Abstract]
CASH AND DUE FROM BANKS
4	CASH AND DUE FROM BANKS

a)	The composition of the item is presented below:

	2021	2020
	S/(000)	S/(000)

Cash and clearing (b)	4,973,007	5,233,643
Deposits with Central Reserve Bank of Peru (BCRP) (b)	25,359,565	26,003,415
Deposits with Central Bank of Bolivia and Colombia (b)	913,377	1,085,785
Deposits with foreign banks (c)	6,727,014	3,350,106
Deposits with local banks (c)	1,316,292	1,027,081
Interbank funds	2,943	32,222
Accrued interest	1,347	1,515
Total cash and cash equivalents	39,293,545	36,733,767
Restricted funds	27,195	19,227
Total cash	39,320,740	36,752,994

Cash and cash equivalents presented in the consolidated statement of cash flows exclude restricted funds, see note 3(ac).

b)	Cash, clearing and deposits with Central Banks and Bank of the Republic -

These accounts mainly include the legal cash requirements that Subsidiaries of Credicorp must keep to be able to honor their obligations with the public. The composition of these funds is as follows:

	2021	2020
	S/(000)	S/(000)
Legal cash requirements
Deposits with Central Reserve Bank of Perú (i)	19,383,577	16,903,941
Deposits with Central Bank of Bolivia	905,309	1,079,878
Deposits with Republic Bank of Colombia	8,068	5,907
Cash in vaults of Bank	4,275,997	4,529,683
Total legal cash requirements	24,572,951	22,519,409

Additional funds
Overnight deposits with Central Reserve Bank of Perú (ii)	4,536,379	2,972,744
Term deposits with Central Reserve Bank of Perú (iii)	1,260,000	5,988,900
Cash in vaults of Bank and others	697,010	703,960
Other Deposits BCRP	179,609	137,830
Total additional funds	6,672,998	9,803,434
Total	31,245,949	32,322,843

(i)
At December 31, 2021 cash and deposits that generate interest subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 4.77 percent and 33.17 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (4.00 percent and 34.51 percent, respectively, at December 31, 2020).

In Management’s opinion, the Group has complied with the calculation legal cash requirements established by current regulations.

(ii)
As of December 31, 2021, the Group maintains four “overnight” deposits with the BCRP, of which are two denominated in soles in amount of S/690.0 million and two in US dollar in amount of US$964.7 million, equivalent to S/3,846.4 million. At said date, the deposit in soles and deposits in US dollar accrue interest at annual rates of 1.85 percent and 0.05 percent, respectively, and have maturities at 3 days.

As of December 31, 2020, the Group maintains four “overnight” deposits with the BCRP, which are two denominated in soles in amount of S/559.7 million and two in US dollar in amount of US$666.4 million, equivalent to S/2,413.0 million. At said date, deposits in soles and deposits in US dollar accrue interest at annual rates of 0.15 percent and 0.13, respectively, and have maturities at 4 days.

(iii)
In order to manage liquidity and in view of the BCRP’s offer of profitable rates for short-term deposits. The Group maintains four term deposits, which are denominated in soles, accrue interest at an annual rate of 2.48 percent and 2.49 percent and have maturities between January 3 and 4, 2022. As of December 31, 2020, the group held sixteen time deposits denominated in soles, accruing interest at an annual rate of 0.25 percent and maturing between January 4 and January 7, 2021. The decrease in time deposits at the BCRP is mainly due to lower liquidity surpluses due to a lower level of customer deposits.

c)	Deposits with local and foreign banks -

Deposits with local and foreign banks mainly consist of balances in soles and US dollar; these are cash in hand and earn interest at market rates. At December 31, 2021 and 2020 Credicorp and its Subsidiaries do not maintain significant deposits with any bank in particular.